Nationwide Mid Cap Market Index Fund Investment Strategy - Nationwide Mid Cap Market Index Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs a “passive” management, or indexing, approach, which seeks to match approximately the performance of the S&P MidCap 400® Index before the deduction of Fund expenses. The S&P MidCap 400® Index includes equity securities of approximately 400 mid-cap U.S. companies in a wide range of businesses. Under normal circumstances, the Fund invests at least 80% of its net assets in securities of companies included in the S&P MidCap 400® Index. The Fund does not necessarily invest in all of the securities included in the S&P MidCap 400® Index or in the same weightings. The Fund intends to be diversified in approximately the same proportion as the S&P MidCap 400® Index is diversified. The Fund may become “nondiversified,” as defined in the Investment Company Act of 1940 Act, as amended (the “1940 Act”), solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the S&P MidCap 400® Index. A “nondiversified” fund generally invests a greater proportion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund. Shareholder approval will not be sought if the Fund becomes nondiversified due solely to a change in the relative market capitalization or index weighting of one or more constituents of the S&P MidCap 400® Index.